SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2019
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II
HUAZHU GROUP LIMITED
This financial information has been prepared in conformity with accounting principles generally accepted in the United States.
VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Addition Due to Acquisition	Charge Taken Against Allowance	Write off	Balance at End of Year
	(Renminbi in millions)
Allowance for doubtful accounts of accounts receivables and other receivables:
2017	12	2	—	—	(3)	11
2018	11	10	4	—	(8)	17
2019	17	21	—	—	(16)	22
Valuation allowance for deferred tax assets

2017	115	60	3	(47)	(8)	123
2018	123	36	—	(43)	(9)	107
2019	107	79	—	(24)	(10)	152